COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 12—COMMITMENTS AND CONTINGENCIES

Leases

        We have entered into non-cancellable operating, office space, manufacturing facilities leases. Future minimum lease payments under all noncancelable operating leases with an initial term in excess of one year as of December 31, 2011 are as follows:

Years Ended December 31:	Amount
(in thousands)
2012	$5,112
2013	4,288
2014	3,158
2015	2,472
2016	1,097
Thereafter	—

Total	$16,127

        Rent expense for the years ended December 31, 2011, 2010 and 2009 was $13.8 million, $15.9 million and $15.3 million, respectively.

Third Party Commissions

        The Company records accruals for commissions payable to third parties in the normal course of business. Such commissions are recorded based on the terms of the contracts between the Company and the third parties and paid pursuant to such contracts. Consistent with the Company's accounting policies, these commissions are recorded as cost of net sales in the period in which the liability is incurred. As of December 31, 2011 and 2010, the Company had approximately $0.5 million and $0.4 million of such accrued commissions. Management has performed, and continues to perform, follow-up procedures with respect to these accrued commissions. Upon completion of such follow-up procedures, if the accrued commissions have not been claimed and the statute of limitations, if any, has expired, the Company reverses such accruals. Such reversals are recorded in the consolidated statement of operations during the period management determines that such accruals are no longer necessary. The Company concluded that for certain of these accrued commissions the statute of limitations had expired in August 2010 and November 2010, two years after formal communication was sent to these agents. During the year ended December 31, 2011, the Company did not release any accruals to cost of net sales as a result of expiration of statute of limitations. During the year ended December 31, 2010 approximately $6.0 million, was released to cost of net sales as a result of expiration of statute of limitations. As of December 31, 2011, the Company still had accruals of approximately $0.5 million to be released in the first quarter of 2012.

India Department of Telecommunication Security and Supply Chain Standards

        Recent changes in India require equipment manufacturers to satisfy certain security and supply chain standards to the satisfaction of Indian authorities. The Company entered into agreements with several customers in India which establish detailed security and supply chain standards covering products supplied to these telecommunication customers as required by the Indian authorities. These agreements contain significant penalty clauses in the event a security breach is detected related to product supplied by the Company. In May 2011, India's DOT provided a revised template for these agreements, but we have not executed the revised agreement with our customers. Management is unable to estimate the likelihood or the financial impact of any such potential security breach on the Company's financial position, results of operations, or cash flows. As of December 31, 2011, the Company has not been subject to any penalty liability related to these agreements. In 2011, there was no revenue recognized in relation to contracts signed after the effective date of the agreements, and our management does not believe it is probable to recognize revenue because the Company has not satisfied the security requirements as designated in the agreements. As of December 31, 2011, deferred revenue and deferred costs related to contracts covered by these security agreements were $5.3 million and $4.1 million, respectively. The Company continues to assess the potential impact these agreements may have on the timing of revenue recognition.

Contractual obligations and commercial commitments

Letters of credit:

        The Company issues standby letters of credit primarily to support international sales activities outside of China and in support of purchase commitments. When the Company submits a bid for a sale, often the potential customer will require that the Company issue a bid bond or a standby letter of credit to demonstrate its commitment through the bid process. In addition, the Company may be required to issue standby letters of credit as guarantees for advance customer payments upon contract signing or performance guarantees. The standby letters of credit usually expire without being drawn by the beneficiary thereof. Finally, the Company may issue commercial letters of credit in support of purchase commitments. As of December 31, 2011, the Company had short-term restricted cash of $12.9 million, and had long-term restricted cash of $5.7 million included in other long-term assets. The restricted cash amounts primarily collateralize the Company's outstanding letters of credit approximating $11.0 million at December 31, 2011.

Purchase commitments

        The Company is obligated to purchase raw materials and work-in-process inventory under various orders from various suppliers, all of which should be fulfilled without adverse consequences material to the Company's operations or financial condition. At December 31, 2011, the Company had outstanding purchase commitments, including agreements that are non-cancelable and cancelable without penalty, approximating $43.4 million.

Intellectual property:

        Certain sales contracts include provisions under which customers would be indemnified by the Company in the event of, among other things, a third party claim against the customer for intellectual property rights infringement related to the Company's products. There are no limitations on the maximum potential future payments under these guarantees. The Company has not accrued any amounts in relation to these provisions as no such claims have been made and the Company believes it has valid enforceable rights to the intellectual property embedded in its products.

Uncertain Tax Positions

        As December 31, 2011, the Company had $55.7 million of gross unrecognized tax benefits, of which $13.6 million related to tax benefits that, if recognized, would impact the annual effective tax rate. The remaining $42.1 million gross unrecognized tax benefits, if recognized, would impact certain deferred tax assets.

Litigation

Governmental Investigations

        In December 2005, the U.S. Embassy in Mongolia informed the Company that it had forwarded to the DOJ, allegations that an agent of the Company's Mongolia joint venture had offered payments to a Mongolian government official in possible violation of the FCPA. The Company, through its Audit Committee, authorized an independent investigation into possible violations of the FCPA, and it has been in contact with the DOJ and the SEC regarding the investigation. The investigation identified possible FCPA violations in Mongolia, Southeast Asia, India, and China, as well as possible violations of U.S. immigration laws. The DOJ requested that the Company voluntarily produce documents related to the investigation, the SEC subpoenaed the Company for documents, and the Company received a Grand Jury Subpoena requiring the production of documents related to one aspect of the DOJ investigation, that is, travel the Company had sponsored. The Company has resolved the investigations with the DOJ and the SEC. On December 21, 2009, as part of the resolution of these investigations, the Company executed a consent pursuant to which, without admitting or denying the SEC's allegations, it agreed to a judgment in favor of the SEC of $1.5 million, and agreed to certain reporting obligations for up to four years. The SEC approved that resolution. On April 14, 2010, the United States District Court for the Northern District of California entered a judgment incorporating the terms of that consent. On December 31, 2009, the Company entered into a non-prosecution agreement with the DOJ, pursuant to which the Company has paid an additional $1.5 million and agreed to undertake a three-year reporting obligation and to review and, where appropriate, strengthen the Company's compliance, bookkeeping and internal controls standards and procedures. Under the non-prosecution agreement, subject to compliance with its terms, the DOJ has agreed not to criminally prosecute the Company for crimes (other than criminal tax violations) relating to certain travel arrangements it provided to customers in China. We submitted our first reports to the DOJ and SEC on May 1, 2010 and our second reports to the DOJ and SEC on April 29, 2011.

IPO Allocation

        On October 31, 2001, a complaint was filed in United States District Court for the Southern District of New York against the Company, some of the Company's directors and officers and various underwriters for the Company's initial public offering. Substantially similar actions were filed concerning the initial public offerings for more than 300 different issuers, and the cases were coordinated as In re Initial Public Offerings Securities Litigation, Civil Action No. 01-CV-9604. Plaintiffs allege violations of the Securities Act of 1933 and the Securities Exchange Act of 1934 through undisclosed improper underwriting practices concerning the allocation of IPO shares in exchange for excessive brokerage commissions, agreements to purchase shares at higher prices in the aftermarket and misleading analyst reports. Plaintiffs seek unspecified damages on behalf of a purported class of purchasers of the Company's common stock between March 2, 2000 and December 6, 2000. On February 19, 2003, the Court granted in part and denied in part a motion to dismiss the claims brought by defendants, including the Company. The order dismissed all claims against the Company except for a claim brought under Section 11 of the Securities Act of 1933, which alleges that the registration statement filed in accordance with the IPO was misleading.

        This action has been resolved by a global settlement of the coordinated litigation. Under the settlement, insurance pays the full amount of the settlement share allocated to us, and we bear no financial liability. We and other defendants received complete dismissals from the case. The Court granted final approval of the settlement in 2009; subsequent appeals filed by objectors were dismissed or withdrawn.

Other Litigation

        The Company is a party to other litigation matters and claims that are normal in the course of operations, and while the results of such litigation matters and claims cannot be predicted with certainty, management of the Company believes that the final outcome of such matters will not have a material adverse impact on the Company's financial position, results of operations or cash flows.